Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Abstract]
Balance at January 1,	$ 583	$ 692	$ 801
Amortization	(57)	(56)	(63)
Effect of foreign currency translation	(17)	(53)	(46)
Balance at December 31,	509	583	692
Accumulated amortization	$ 294	$ 237	$ 181